Segment information (Details)	Dec. 31, 2022 USD ($)
Cheyi BVI [Member]
Segment information (Details) [Line Items]
Goodwill	$ 14,157,570
Yinhua [Member]
Segment information (Details) [Line Items]
Goodwill	5,364,709
Feipeng BVI [Member]
Segment information (Details) [Line Items]
Goodwill	$ 13,715,130